SHARE PREMIUM ACCOUNT (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure For Share Premium Account Explanatory [Abstract]
Redemption of preference shares	[1]			£ 600

[1]	During the year ended 31 December 2017, the Bank redeemed all of its outstanding 6.369% Fixed/Floating Rate Non-Cumulative Preference Shares Callable 2015 which had been accounted for as subordinated liabilities. On redemption an amount of 600 million was transferred from retained profits to the share premium account.